FVM - Fair value hierarchy - Assets (Detail) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	$ 179,195	$ 174,699
Derivative financial instruments	193,158	147,778
Brokerage receivables	44,704	35,579
Financial assets at fair value not held for trading	113,987	107,575
Financial assets measured at fair value through other comprehensive income	14,517	13,868
Precious metals and other physical commodities	12,287	12,996
Other non-financial assets measured at fair value	58	62
Total assets measured at fair value	557,905	492,557
of which: Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	129,234	128,144
Financial assets at fair value not held for trading	2,124	2,182
of which: Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	13,361	11,168
Financial assets at fair value not held for trading	31,895	32,355
Financial assets measured at fair value through other comprehensive income	12,409	11,659
of which: Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	11,032	9,677
Financial assets at fair value not held for trading	1,907	1,539
of which: Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	21,154	22,449
Financial assets at fair value not held for trading	19,944	17,026
Financial assets measured at fair value through other comprehensive income	292	265
of which: Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	3,660	2,814
Financial assets at fair value not held for trading	10,718	9,987
of which: Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	383	447
Financial assets at fair value not held for trading	1,756	1,482
of which: Foreign exchange
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	62,198	48,655
of which: Interest rate
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	33,304	34,789
of which: Equity / index
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	85,614	50,814
of which: Credit
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	4,350	3,910
of which: Commodities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	6,601	9,247
of which: Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	0	191
of which: Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	22,724	21,490
of which: Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	22,694	20,922
of which: Commercial paper and certificates of deposit
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value through other comprehensive income	1,817	1,944
Level 1
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	146,714	143,009
Derivative financial instruments	1,369	581
Brokerage receivables	0	0
Financial assets at fair value not held for trading	49,279	47,564
Financial assets measured at fair value through other comprehensive income	12,266	11,735
Precious metals and other physical commodities	12,287	12,996
Other non-financial assets measured at fair value	0	0
Total assets measured at fair value	221,915	215,886
Level 1 | of which: Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	128,278	127,455
Financial assets at fair value not held for trading	31	100
Level 1 | of which: Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	8,685	6,868
Financial assets at fair value not held for trading	25,328	26,208
Financial assets measured at fair value through other comprehensive income	12,162	11,659
Level 1 | of which: Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	9,651	8,319
Financial assets at fair value not held for trading	1,123	480
Level 1 | of which: Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	100	367
Financial assets at fair value not held for trading	164	0
Financial assets measured at fair value through other comprehensive income	104	76
Level 1 | of which: Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	0	0
Financial assets at fair value not held for trading	0	0
Level 1 | of which: Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	1	0
Financial assets at fair value not held for trading	0	0
Level 1 | of which: Foreign exchange
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	404	293
Level 1 | of which: Interest rate
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	0	0
Level 1 | of which: Equity / index
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	0	0
Level 1 | of which: Credit
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	0	0
Level 1 | of which: Commodities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	0	3
Level 1 | of which: Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	0	0
Level 1 | of which: Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	0	0
Level 1 | of which: Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	22,633	20,776
Level 1 | of which: Commercial paper and certificates of deposit
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value through other comprehensive income	0	0
Level 2
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	29,092	29,358
Derivative financial instruments	188,983	143,966
Brokerage receivables	44,704	35,579
Financial assets at fair value not held for trading	54,958	51,097
Financial assets measured at fair value through other comprehensive income	2,251	2,133
Precious metals and other physical commodities	0	0
Other non-financial assets measured at fair value	0	0
Total assets measured at fair value	319,988	262,133
Level 2 | of which: Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	761	538
Financial assets at fair value not held for trading	0	0
Level 2 | of which: Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	4,675	4,298
Financial assets at fair value not held for trading	6,567	6,147
Financial assets measured at fair value through other comprehensive income	246	0
Level 2 | of which: Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	1,238	1,287
Financial assets at fair value not held for trading	186	381
Level 2 | of which: Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	19,913	21,208
Financial assets at fair value not held for trading	19,617	16,936
Financial assets measured at fair value through other comprehensive income	188	189
Level 2 | of which: Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	2,242	1,703
Financial assets at fair value not held for trading	5,296	5,760
Level 2 | of which: Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	262	324
Financial assets at fair value not held for trading	1,325	1,002
Level 2 | of which: Foreign exchange
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	61,457	48,056
Level 2 | of which: Interest rate
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	32,492	33,631
Level 2 | of which: Equity / index
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	84,356	49,379
Level 2 | of which: Credit
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	3,956	3,587
Level 2 | of which: Commodities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	6,599	9,239
Level 2 | of which: Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	0	0
Level 2 | of which: Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	21,755	20,553
Level 2 | of which: Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	61	145
Level 2 | of which: Commercial paper and certificates of deposit
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value through other comprehensive income	1,817	1,944
Level 3
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	3,389	2,333
Derivative financial instruments	2,806	3,230
Brokerage receivables	0	0
Financial assets at fair value not held for trading	9,750	8,913
Financial assets measured at fair value through other comprehensive income	0	0
Precious metals and other physical commodities	0	0
Other non-financial assets measured at fair value	58	62
Total assets measured at fair value	16,002	14,538
Level 3 | of which: Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	196	151
Financial assets at fair value not held for trading	2,093	2,082
Level 3 | of which: Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	1	2
Financial assets at fair value not held for trading	0	0
Financial assets measured at fair value through other comprehensive income	0	0
Level 3 | of which: Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	143	71
Financial assets at fair value not held for trading	598	678
Level 3 | of which: Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	1,141	874
Financial assets at fair value not held for trading	163	89
Financial assets measured at fair value through other comprehensive income	0	0
Level 3 | of which: Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	1,417	1,111
Financial assets at fair value not held for trading	5,422	4,226
Level 3 | of which: Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	120	123
Financial assets at fair value not held for trading	431	480
Level 3 | of which: Foreign exchange
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	337	306
Level 3 | of which: Interest rate
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	813	1,159
Level 3 | of which: Equity / index
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	1,258	1,435
Level 3 | of which: Credit
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	395	323
Level 3 | of which: Commodities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial instruments	2	5
Level 3 | of which: Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	0	191
Level 3 | of which: Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	968	937
Level 3 | of which: Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	0	0
Level 3 | of which: Commercial paper and certificates of deposit
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value through other comprehensive income	$ 0	$ 0